Other non-current liabilities	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
24. Other non-current liabilities

Other non-current liabilities include deferred income and customer contributions which will not be recognised as income until after 31 March 2022. It also includes contingent consideration and other payables that are not due until after that date.

Other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost, with the exception of contingent consideration, which is subsequently measured at fair value.

	2021	2020
	£m	£m
Deferred income¹	78	101
Customer contributions²	400	428
Contingent consideration (note 38)	18	44
Other payables	347	318
	843	891
1.    Principally the deferral of profits relating to the sale of property, which we expect to recognise in future years.
2.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
There is no material difference between the fair value and the carrying value of other payables.